Cover	Mar. 10, 2022
Cover [Abstract]
Entity Registrant Name	Camber Energy, Inc.
Entity Central Index Key	0001309082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 10, 2022
Entity Incorporation State Country Code	NV
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-32508
Entity Tax Identification Number	20-2660243
Entity Address Address Line 1	15915 Katy Freeway, Suite 450
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77094
City Area Code	281
Local Phone Number	404-4387
Security 12b Title	Common Stock, $0.001 Par Value Per Share
Trading Symbol	CEI
Security Exchange Name	NYSEAMER